UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22359

Papp Investment Trust
(Exact name of Registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Robert Harty

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(602) 956-0980

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Papp Small & Mid-Cap Growth Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.pappmutualfunds.com/literature.html. You can also request this information by contacting us at (877) 370-7277.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Papp Small & Mid-Cap Growth Fund	$62	1.25%

How did the Fund perform during the reporting period?

For the 6-month period ended May 31, 2026, the Fund underperformed its benchmark, the S&P MidCap 400® Growth Index.

What Factors Influenced Performance

Stock selection in the Information Technology sector was the primary headwind to relative performance. Stock selection in Health Care and sector allocation in Consumer Staples were also relative detractors.

• Top Contributors

   o RBC Bearings, Inc., Silicon Laboratories, Inc., NXP Semiconductors N.V., AMETEK, Inc.

• Top Detractors

   o Underweights – IT Hardware leveraged to Artificial Intelligence; Overweight – Software, Consumer Staples

   o CoStar Group, Inc., Trimble, Inc., Pegasystems, Inc., O'Reilly Automotive, Inc.

Discussion

Market conditions have been volatile based on the war in Iran and the higher oil prices and inflation that followed. Markets also continue to be driven by extreme enthusiasm about Artificial Intelligence ("AI") in general, and specifically companies supplying chips, hardware, electrical equipment, and related products needed to build data centers. At the same time, the narrative of AI being a replacement for certain products/services has led to weaker demand for shares in many high-quality companies, especially software providers. Valuations appear stretched on anything related to data centers, and we believe these valuations are at a level that will be hard for the market to sustain for much longer. Outside of AI, GDP is growing strongly, job creation is very healthy, but the threat of rising inflation will be something to monitor. We believe the current market trajectory is unsustainable and that the Fund’s holdings of high quality, less cyclical growth companies will benefit in an eventual correction.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Papp Small & Mid-Cap Growth Fund - $22,041
S&P 500® Index - $42,788
S&P MidCap 400® Growth Index - $30,218
$50,000
$40,000
$30,000
$20,000
$10,000
$0
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Papp Small & Mid-Cap Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,555	$11,747	$11,696
May-2018	$13,253	$13,436	$13,629
May-2019	$14,456	$13,945	$13,035
May-2020	$16,459	$15,735	$13,841
May-2021	$21,691	$22,079	$20,188
May-2022	$18,444	$22,013	$18,020
May-2023	$18,690	$22,656	$17,790
May-2024	$20,796	$29,042	$23,276
May-2025	$20,908	$32,969	$23,175
May-2026	$22,041	$42,788	$30,218

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	5.42%	0.32%	8.22%
S&P 500® Index	29.78%	14.15%	15.65%
S&P MidCap 400® Growth Index	30.39%	8.40%	11.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.

Fund Statistics

  Net Assets$40,628,371
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$92,560
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.7%
Exchange-Traded Funds	2.5%
Money Market Funds	4.8%

Portfolio Managers

Rosellen C. Papp, CFA, Partner and Research Director

Brian M. Riordan, CFA, Partner and Research Analyst

Greg S. Smith, CFA, Partner and Research Analyst

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
RBC Bearings, Inc.	8.4%
AMETEK, Inc.	8.1%
Expeditors International of Washington, Inc.	7.9%
O'Reilly Automotive, Inc.	7.5%
Ecolab, Inc.	5.8%
IDEX Corporation	5.2%
Mettler-Toledo International, Inc.	5.0%
Dynatrace, Inc.	4.8%
Valmont Industries, Inc.	4.2%
Church & Dwight Company, Inc.	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash Equivalents	1.1%
Energy	2.0%
Consumer Staples	5.5%
Financials	5.5%
Materials	6.6%
Consumer Discretionary	10.9%
Health Care	11.9%
Technology	22.7%
Industrials	33.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.pappmutualfunds.com/literature.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Papp Small & Mid-Cap Growth Fund (PAPPX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-PAPPX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Papp Investment Trust

Papp Small & Mid-Cap Growth Fund

Semi-Annual Financial Statements
and Additional Information

May 31, 2026
(Unaudited)

Investment Adviser

L. Roy Papp & Associates, LLP

AZ

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)
COMMON STOCKS — 96.3%	Shares	Value
Consumer Discretionary — 10.9%
Leisure Products — 1.6%
YETI Holdings, Inc. (a)	13,601	$652,440

Retail - Discretionary — 7.5%
O’Reilly Automotive, Inc. (a)	35,188	3,057,134

Specialty Retail — 1.8%
Valvoline, Inc. (a)	21,679	731,666

Consumer Staples — 5.5%
Food — 1.8%
McCormick & Company, Inc.	15,883	752,378

Household Products — 3.7%
Church & Dwight Company, Inc.	15,518	1,483,986

Energy — 2.0%
Oil & Gas Producers — 2.0%
Permian Resources Corporation	42,901	824,986

Financials — 5.5%
Asset Management — 2.7%
T. Rowe Price Group, Inc.	10,224	1,068,715

Institutional Financial Services — 2.8%
FactSet Research Systems, Inc.	4,656	1,142,908

Health Care — 9.3%
Medical Equipment & Devices — 9.3%
Bio-Techne Corporation	15,646	808,585
Mettler-Toledo International, Inc. (a)	1,721	2,031,778
ResMed, Inc.	4,838	921,978
		3,762,341

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Industrials — 33.8%
Electrical Equipment — 8.1%
AMETEK, Inc.	14,514	$3,277,987

Industrial Intermediate Products — 8.4%
RBC Bearings, Inc. (a)	5,979	3,419,749

Machinery — 9.4%
IDEX Corporation	10,041	2,116,944
Valmont Industries, Inc.	3,286	1,708,096
		3,825,040
Transportation & Logistics — 7.9%
Expeditors International of Washington, Inc.	20,173	3,187,132

Materials — 6.6%
Chemicals — 6.6%
Ecolab, Inc.	9,128	2,336,768
WD-40 Company	1,800	359,946
		2,696,714
Technology — 22.7%
Semiconductors — 6.6%
NXP Semiconductors N.V.	4,017	1,290,863
Silicon Laboratories, Inc. (a)	6,481	1,410,266
		2,701,129
Software — 11.0%
Agilysys, Inc. (a)	4,500	389,520
Dynatrace, Inc. (a)	45,471	1,936,610
Pegasystems, Inc.	31,272	1,117,348
Synopsys, Inc. (a)	2,116	1,006,412
		4,449,890
Technology Hardware — 3.2%
Trimble, Inc. (a)	23,276	1,312,999

Technology Services — 1.9%
CoStar Group, Inc. (a)	23,961	771,544

Total Common Stocks (Cost $13,877,266)		$39,118,738

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 2.6%	Shares	Value
Health Care — 2.6%
Biotech & Pharma — 2.6%
State Street® SPDR® S&P® Biotech ETF (Cost $418,028)	7,577	$1,035,700

MONEY MARKET FUNDS — 5.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.51% (b) (Cost $2,038,390)	2,038,390	$2,038,390

Total Investments at Value — 103.9% (Cost $16,333,684)		$42,192,828

Liabilities in Excess of Other Assets — (3.9%)		(1,564,457)

Net Assets — 100.0%		$40,628,371

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2026.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
ASSETS
Investments in securities:
At cost	$16,333,684
At value (Note 2)	$42,192,828
Receivable from Adviser (Note 4)	27,760
Receivable for investment securities sold	316,367
Dividends receivable	27,371
Other assets	31,170
TOTAL ASSETS	42,595,496

LIABILITIES
Payable for investment securities purchased	1,920,817
Payable to administrator (Note 4)	7,990
Accrued legal fees	33,538
Other accrued expenses	4,780
TOTAL LIABILITIES	1,967,125

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$40,628,371

NET ASSETS CONSIST OF:
Paid-in capital	$14,540,849
Accumulated earnings	26,087,522
NET ASSETS	$40,628,371

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,334,349

Net asset value, offering price and redemption price per share (Note 2)	$30.45

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2026 (Unaudited)
INVESTMENT INCOME
Dividend income (Net of foreign tax of $1,338)	$203,189

EXPENSES
Management fees (Note 4)	221,801
Legal fees	74,621
Administration fees (Note 4)	24,251
Registration and filing fees	18,313
Fund accounting fees (Note 4)	18,125
Audit and tax services fees	8,625
Transfer agent fees (Note 4)	7,500
Shareholder reporting expenses	7,080
Trustees’ fees (Note 4)	6,800
Insurance expense	6,189
Custody and bank service fees	5,316
Postage and supplies	1,669
Other fees	6,202
TOTAL EXPENSES	406,492
Less fee reductions by the Adviser (Note 4)	(129,241)
NET EXPENSES	277,251

NET INVESTMENT LOSS	(74,062)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investment transactions	484,051
Net realized gains from in-kind redemptions	2,553,523
Net change in unrealized appreciation (depreciation) on investments	(3,392,362)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(354,788)

NET CHANGE IN NET ASSETS FROM OPERATIONS	$(428,850)

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year Ended
	May 31, 2026	November 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment loss	$(74,062)	$(168,864)
Net realized gains from investment transactions	484,051	1,402,555
Net realized gains from in-kind redemptions	2,553,523	—
Net change in unrealized appreciation (depreciation) on investments	(3,392,362)	(1,466,965)
Net change in net assets from operations	(428,850)	(233,274)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,362,187)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	637,201	481,120
Net asset value of shares issued in reinvestment of distributions to shareholders	1,218,175	—
Payments for shares redeemed	(4,473,735)	(718,271)
Net change in net assets from capital share transactions	(2,618,359)	(237,151)

TOTAL CHANGE IN NET ASSETS	(4,409,396)	(470,425)

NET ASSETS
Beginning of period	45,037,767	45,508,192
End of period	$40,628,371	$45,037,767

CAPITAL SHARE ACTIVITY
Shares sold	21,092	15,372
Shares reinvested	39,347	—
Shares redeemed	(148,610)	(23,383)
Net change in shares outstanding	(88,171)	(8,011)
Shares outstanding at beginning of period	1,422,520	1,430,531
Shares outstanding at end of period	1,334,349	1,422,520

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Year	Year	Year	Year	Year
	May 31,		Ended	Ended	Ended	Ended	Ended
	2026		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.66		$31.81	$27.12	$27.79	$33.82	$30.68

Income (loss) from investment operations:
Net investment loss (a)	(0.06)		(0.12)	(0.13)	(0.10)	(0.13)	(0.19)
Net realized and unrealized gains (losses) on investments	(0.19)		(0.03)	4.82	(0.57)	(3.97)	4.01
Total from investment operations	(0.25)		(0.15)	4.69	(0.67)	(4.10)	3.82

Less distributions from:
Net realized gains from investment transactions	(0.96)		—	—	—	(1.93)	(0.68)

Net asset value at end of period	$30.45		$31.66	$31.81	$27.12	$27.79	$33.82

Total return (b)	(0.84	%) (c)	(0.47%)	17.29%	(2.41%)	(13.16%)	12.66%

Net assets at end of period (000’s)	$40,628		$45,038	$45,508	$39,089	$40,935	$46,414

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.83	% (e)	1.70%	1.69%	1.71%	1.75%	1.56%

Ratio of net expenses to average net assets (d)(f)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment loss to average net assets (a)(d)(f)	(0.33	%) (e)	(0.39%)	(0.44%)	(0.36%)	(0.51%)	(0.57%)

Portfolio turnover rate	4	% (c)(g)	4%	4%	6%	7%	5%

(a)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees, total returns would have been lower (Note 4).

(c)	Not annualized.

(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Ratio was determined after fee reductions by the Adviser (Note 4).

(g)	Portfolio turnover rate excludes in-kind redemptions.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)

1.	Organization

Papp Small & Mid-Cap Growth Fund (the “Fund”) is a diversified series of Papp Investment Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated November 12, 2009.

The investment objective of the Fund is long-term capital growth.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment reporting — The management team of L. Roy Papp & Associates, LLP (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted bid price. To the extent the Fund is invested in money market funds and other open-end investment companies, except for ETFs, that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end companies, and the prospectuses for these companies explain

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined by the Adviser, as the Fund’s valuation designee, as determined by procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Factors for determining when portfolio investments are subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,118,738	$—	$—	$39,118,738
Exhange-Traded Funds	1,035,700	—	—	1,035,700
Money Market Funds	2,038,390	—	—	2,038,390
Total	$42,192,828	$—	$—	$42,192,828

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2026.

Share valuation – The NAV of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are paid to shareholders at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended May 31, 2026, the tax character of distributions paid to shareholders was long-term capital gains. There were no distributions paid to shareholders during the year ended November 30, 2025.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2026:

Tax cost of investments	$16,342,387
Gross unrealized appreciation	$26,224,962
Gross unrealized depreciation	(374,521)
Net unrealized appreciation	25,850,441
Accumulated ordinary loss	(255,662)
Other gains	492,743
Accumulated earnings	$26,087,522

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

In-kind redemptions – Redemption proceeds normally are paid in cash. However, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in-kind” usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund’s assets). For book purposes, the Fund will recognize a gain on the redemption in-kind to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on a redemption in-kind are generally not recognized for tax purposes. During the six months ended May 31, 2026, shares redeemed included redemption in-kind transactions of 34,881 shares valued at $3,614,554. The Fund had realized gains on these transactions of $2,553,523 recorded on the accompanying Statement of Operations. The Fund has reclassified these gains against paid-in capital

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

For the six months ended May 31, 2026, there were no federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Fund.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended May 31, 2026, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the six months ended May 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments and in-kind redemptions, were $2,336,551 and $1,565,859, respectively.

4.	Transactions with Affiliates

Certain Trustees and officers of the Trust are directors and officers of the Adviser or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter. These Trustees and officers are not compensated by the Fund for their services as Trustees and officers of the Trust.

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. For its services, the Fund pays the Adviser a management fee, computed daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

The Adviser has contractually agreed to reduce its management fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses, if any) do not exceed an

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

amount equal to 1.25% of its average daily net assets. This Expense Limitation Agreement (“ELA”) remains in effect until at least April 1, 2027. Accordingly, the Adviser reduced its management fees by $129,241 during the six months ended May 31, 2026.

Under the terms of the ELA, advisory fee reductions by the Adviser are subject to repayment by the Fund for a period of three years after the date of which such fees and expenses were incurred or reduced, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions) to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2026, the Adviser may in the future recover fee reductions and expense reimbursements totaling $597,406. The Adviser may recover a portion of this amount no later than the dates as stated below:

November 30, 2026	$85,525
November 30, 2027	186,011
November 30, 2028	196,629
May 31, 2029	129,241
$597,406

OTHER SERVICE PROVIDERS

Ultimus provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

PLAN OF DISTRIBUTION

The Trust has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may incur certain expenses related to the distribution of its shares. The annual limitation of payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets. The Board of Trustees has not authorized the payment of any fees pursuant to the Plan.

TRUSTEE COMPENSATION

Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund a fee of $1,000 for each Board meeting attended, except that the Chair of the Committee of Independent Trustees receives a fee of $1,400 for each Board meeting attended.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of May 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5.	Sector Risk

If a Fund had significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of May 31, 2026, the Fund had 33.8% of the value of its net assets invested in common stocks within the Industrials sector.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PAPP SMALL & MID-CAP GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

L. Roy Papp & Associates, LLP (the “Adviser”), 2201 E. Camelback Road, Suite 227B, Phoenix, Arizona 85016, serves as the investment adviser to the Papp Small & Mid-Cap Growth Fund (the “Fund”). The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. In addition to serving as the investment adviser to the Fund, the Adviser provides investment advisory services to individuals, trusts, retirement plans, endowments, and foundations.

The Adviser is subject to the oversight of the Fund and the Fund’s board of trustees (the “Board”). The Adviser serves as investment adviser to the Fund pursuant to a written investment management agreement between the Adviser and the Fund dated May 1, 2012 (the “Advisory Agreement”). The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders, except by reason of its own willful misfeasance, bad faith or gross negligence, or from its reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement is terminable by the Fund at any time, without penalty, either by action of the Board or upon a vote of the holders of a majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Adviser. The Advisory Agreement is also terminable by the Adviser with 60 days’ prior written notice to the Fund, and will terminate automatically in the event of its “assignment,” as defined in the Investment Company Act of 1940 (the “1940 Act”), including in the event of a change of control or sale of the Adviser. The Advisory Agreement’s initial two-year term ended May 1, 2014, after which it may be continued from year to year thereafter only as long as such continuance is approved annually by (a) the vote of a majority of the Board, including a

PAPP SMALL & MID-CAP GROWTH FUND
ADDITIONAL INFORMATION (Continued)

majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”), or (b) the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board, all Trustees present, including the Fund’s Independent Trustees voting separately, reviewed and approved the continuance of the Advisory Agreement for an additional term of one year. The Board approved the Advisory Agreement at an in-person meeting held for that purpose on April 21, 2026, at which all of the Independent Trustees were present. In the course of their deliberations, the Independent Trustees were advised by their independent legal counsel of their obligations in determining to approve the Advisory Agreement. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering whether to approve the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative, and each Trustee weighed the various factors independently as he or she deemed appropriate. The Board considered the following matters, among other things, in connection with its approval of the continuance of the Advisory Agreement.

Nature, Extent and Quality of Services

The Board received and considered various information, which it had previously requested from the Adviser, regarding the nature, extent and quality of services provided to the Fund by the Adviser. The Board specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel that oversee the investment management and day-to-day operations of the Fund, including the support resources available for investment research. The Board noted that Rosellen C. Papp, Brian M. Riordan, and Greg S. Smith are responsible for the day-to-day management of the Fund. The Board noted that the Adviser had previously served as the investment adviser and investment sub-adviser to other open-end registered investment companies with similar investment objectives and strategies. The Board considered that the Adviser has a staff of skilled investment professionals who provide research, trading and compliance support services to the Fund and determined that the Adviser possesses adequate resources to manage the Fund. The Board also considered the Adviser’s compliance program and noted the resources it has dedicated towards compliance. The Board also considered the overall investment management capabilities of the Adviser and its ongoing financial commitment to the Fund. The Board considered the Adviser’s responsibilities with regards to brokerage selection and best execution and noted that the Adviser does not enter into any “soft dollar” arrangements.

PAPP SMALL & MID-CAP GROWTH FUND
ADDITIONAL INFORMATION (Continued)

Investment Performance of the Fund

The Fund’s returns were compared to the returns of its benchmark, the S&P MidCap 400 Growth Index (the “Index”), comparable private accounts managed by the Adviser, and other domestic equity funds of comparable size with similar investment styles. In reviewing the comparative performance, the Board considered the Fund’s average annual total return compared to the performance of the “Mid Cap Growth Funds Under $50 Million” and “Mid Cap Growth Funds” categories as derived from Morningstar, Inc. (“Morningstar”). The Board noted that as compared to the “Mid Cap Growth Funds Under $50 Million” category, the Fund’s performance trailed the peer group average for the one-year period and exceeded the peer group average and for the three-year period, each ended January 31, 2026. The Board further noted that the Fund’s performance trailed the peer group average for the five-year period and exceeded the peer group average for the 10-year period ended January 31, 2026.

The Board also considered the Fund’s average annual total returns compared to the returns of the Index for the one-year, three-year, five-year and 10-year periods ended January 31, 2026. The Board noted that the Fund’s performance trailed the Index for the one-year and three-year periods ended January 31, 2026. The Board also noted that the Fund’s performance exceeded that of the Index five-year and 10-year periods ended January 31, 2026. The Board noted the consistency of the Adviser’s management of the Fund in accordance with the Fund’s investment objective and principal investment strategies. The Board further noted that the Adviser has been managing the Fund, predecessor funds and private accounts using the same investment philosophy for more than 20 years and that the Adviser’s investment process and long-term performance record over a full market cycle were important factors in the Board’s evaluation of the quality of services to be provided by the Adviser under the Advisory Agreement.

Expenses

The Board considered statistical information regarding the Fund’s expense ratio and its various components, including the contractual advisory fee and fee reductions and/or expense reimbursements. It also considered a comparison of these fees and expenses to the expense information for other domestic equity funds of comparable size with similar investment styles. The Fund’s overall expense ratio, after contractual fee reductions, was compared to funds within its relevant Morningstar peer group, “Mid Cap Growth Funds Under $50 Million.” The Board noted that the overall expense ratio of the Fund, after fee reductions, was lower than the average expense ratio as compared to the funds in the “Mid Cap Growth Funds Under $50 Million” category, as derived from Morningstar. The Board also observed that the expense cap arrangement agreed to by the Adviser will be maintained until at least April 1, 2027.

PAPP SMALL & MID-CAP GROWTH FUND
ADDITIONAL INFORMATION (Continued)

Investment Advisory Fee Rates

The Board reviewed and considered the proposed contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing the Fund’s advisory fee rate with those of the other funds in its relevant Morningstar peer group, as defined above, and private accounts managed by the Adviser with a comparable investment strategy. The Board noted that the advisory fee rate for the Fund was higher than the average rate as compared to the funds in the “Mid Cap Growth Funds Under $50 Million” category, as derived from Morningstar. The Board then discussed the differences in the Fund’s advisory fee rate and the advisory fee rate charged to private accounts managed by the Adviser with a comparable investment strategy. The Adviser discussed the reasons for lower fees for the private accounts in some instances, noting that the applicable accounts have lower operational and compliance costs relative to the Fund.

The Board reviewed the Adviser’s financial statements and discussed its financial condition. The Board noted that the Adviser is operating at a loss in providing services to the Fund because of the fee reductions and expense reimbursements it has incurred since the Fund’s inception. The Board discussed the level of Fund assets necessary for the Adviser to break even, the projected profits of the Adviser and the other ancillary benefits that the Adviser may receive with regard to providing advisory services to the Fund. The Board further considered the Adviser’s commitment to grow the Fund’s assets and the Adviser’s representation that it has adequate financial reserves to cover its anticipated losses from providing advisory services to the Fund for several years.

Economies of Scale

The Board noted that the investment advisory fee schedule for the Fund does not contain breakpoints, but further noted that shareholders have benefited from the lower expense ratios that resulted from the fee reductions and expense reimbursements. The Board noted that the Fund’s assets have remained steady in the preceding 12 months and have not grown to an extent that permits the Adviser to realize any meaningful economies of scale. The Board observed that as the Fund grows further in assets, this factor will become more relevant to its consideration process.

Conclusion

The Board determined that the information provided by the Adviser was sufficiently responsive to permit the Board to make a determination regarding the advisory contract. The Board determined that the overall arrangement between the Fund and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that approval of the continuation of the Advisory Agreement was in the best interest of the Fund and its shareholders.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The Registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the Registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the Registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President and Principal Executive Officer

Date	July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President and Principal Executive Officer

Date	July 31, 2026

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer and Principal Financial Officer

Date	July 31, 2026

*	Print the name and title of each signing officer under his or her signature.